Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,120,000
Previously Paid Amount	0.00
Total Fee Amount	324.57
Total Offset Amount	0.00
Net Fee	324.57
Narrative - Max Aggregate Offering Price	$ 2,120,000
Final Prospectus	true